Operating Expenses - Summary of Operating Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	€ (26,647)	€ (20,985)	€ (74,284)	€ (60,206)
Total amortization	(7,375)	(7,211)	(21,705)	(21,395)
Total personnel costs	(112,844)	(97,655)	(323,635)	(290,437)
Total impairment	(579)	(54)	(579)	(153)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(9,676)	(7,427)	(26,343)	(20,861)
Total amortization	(69)	(86)	(199)	(194)
Total personnel costs	(59,872)	(54,250)	(174,329)	(163,515)
Total impairment	(579)	(54)	(579)	(54)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(14,377)	(11,098)	(40,183)	(31,881)
Total amortization	(6,775)	(6,440)	(19,852)	(20,018)
Total personnel costs	(37,113)	(29,464)	(103,073)	(85,457)
Total impairment	0	0	0	(99)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(2,594)	(2,460)	(7,758)	(7,464)
Total amortization	(531)	(685)	(1,654)	(1,183)
Total personnel costs	€ (15,859)	€ (13,941)	€ (46,233)	€ (41,465)